UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5718

Dreyfus Treasury Prime Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	4/30/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury Prime Cash Management
April 30, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--95.1%	of Purchase (%)	Amount ($)	Value ($

5/1/08	2.63	179,000,000	179,000,000
5/8/08	1.32	1,242,600,000	1,242,281,572
5/15/08	1.74	1,374,150,000	1,373,226,257
5/22/08	1.44	1,893,000,000	1,891,422,378
5/29/08	1.89	860,200,000	858,947,278
6/5/08	1.42	900,000,000	898,765,035
6/12/08	1.06	1,868,000,000	1,865,691,458
6/19/08	1.07	1,049,500,000	1,047,980,394
6/26/08	1.03	600,000,000	599,038,667
7/3/08	1.29	390,000,000	389,120,625
7/17/08	1.90	266,500,000	265,426,641
7/24/08	1.18	22,700,000	22,637,500
8/7/08	2.05	400,000,000	397,786,833
9/4/08	1.47	1,028,900,000	1,023,634,154
9/11/08	1.48	850,000,000	845,394,875
9/25/08	1.43	275,000,000	273,403,417
10/2/08	1.48	441,000,000	438,219,829
Total U.S. Treasury Bills
(cost $13,611,976,913)			13,611,976,913

U.S. Treasury Notes--5.0%

5/15/08	3.71	200,000,000	199,991,857
6/30/08	1.16	211,000,000	212,364,123
8/15/08	3.22	300,000,000	300,668,705
Total U.S. Treasury Notes
(cost $713,024,685)			713,024,685
Total Investments (cost $14,325,001,598)		100.1%	14,325,001,598
Liabilities, Less Cash and Receivables		(.1%)	(9,024,928)
Net Assets		100.0%	14,315,976,670

For Federal tax Purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	14,325,001,598		0

Level 3 - Significant Unobservable Inputs	0		0

Total	14,325,001,598		0

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Treasury Prime Cash Management

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 18, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 18, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)